OPERATING LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
OPERATING LEASES
Operating lease right-of-use assets	¥ 75,954,225	¥ 71,223,350		$ 10,861,310
Operating lease liabilities-current (Note 10)	¥ 3,187,599	¥ 1,253,020
Operating lease liabilities-current, financial statement location	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB192,470,955 and RMB382,533,451 as of December 31, 2024 and 2025, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB192,470,955 and RMB382,533,451 as of December 31, 2024 and 2025, respectively)		Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB192,470,955 and RMB382,533,451 as of December 31, 2024 and 2025, respectively)
Operating lease liabilities-non-current	¥ 3,956,501	¥ 89,990		$ 565,772
Total operating lease liabilities	7,144,100	1,343,010
Cash paid for amounts included in the measurement of operating lease liabilities	4,119,863	5,263,335	¥ 7,711,479
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 9,706,409	¥ 1,144,700	3,744,607
Modification to right-of-use assets			¥ (5,217,099)
Weighted average remaining lease term	2 years 6 months			2 years 6 months
Weighted average discount rate	3.09%			3.09%